SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 3)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares
SHARE CAPITAL AND SHAREBASED PAYMENTS
RSUs outstanding beg	2,994,709	2,994,709	2,190,666	2,190,666
Granted	1,881,000	1,881,000	1,878,320	1,878,320
Exercised	(1,197,709)	(1,197,709)	(1,005,334)	(1,005,334)
Cancelled and Forfeited	(137,132)	(137,132)	(68,943)	(68,943)
RSUs outstanding end	3,540,868	3,540,868	2,994,709	2,994,709
RSUs outstanding weighted average price beg | (per share)	$ 1.03	$ 1.03	$ 1.27
RSUs outstanding weighted average price granted | (per share)		1.02	1.11
RSUs outstanding weighted average price exercised | $ / shares	1.15		1.37
RSUs outstanding weighted average price cancelled forfeited | (per share)		$ 1.08	1.14
RSUs outstanding weighted average price end | (per share)	$ 1.08		$ 1.03	$ 1.03